Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ 11,220	€ (23,698)	€ (164,476)
Other comprehensive income/(loss):
Currency translation adjustments, net	(1,413)	273	21
Net reclassification of foreign currency translation adjustments into total other, net	180	(81)	0
Total other comprehensive income/(loss)	(1,233)	192	21
Comprehensive income/(loss)	€ 9,987	€ (23,506)	€ (164,455)